Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital and revenue growth (in percent)		11.50%
Impairment charge	$ 935
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from construction in progress		$ 0	$ 0
Cost | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from construction in progress		$ (268)	$ (1,496)